Schedule Of Provision Presentation According To ASC715 2 (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Non current liabilities	€ 1,128	€ 1,016
Provision for employee termination indemnities (Italy)	273	246
Provision for warranty costs, less current portion	200	396
Conditional government subsidies, less current portion	296	341
Other long-term liabilities	1,897	1,999
FRANCE [Member]
Non current liabilities	491	517
JAPAN [Member]
Non current liabilities	€ 637	€ 498	€ 0